Shareholders’ Equity - Schedule of Expenses Recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expenses Recognized [Line Items]
Total	$ 395	$ 398
Research and development expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	103	2
General and administrative expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	$ 292	$ 396